Accounts Receivable, Net - Additional Information (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The Coca-Cola company [member]
Disclosure Of Accounts Receivable [line items]
Contributions from related parties	$ 4,023	$ 4,518	$ 3,749